UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2021

Franklin Templeton

Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Templeton Model Portfolio Funds

Franklin Templeton Model Portfolio Funds (“Model Portfolio Funds”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Franklin Templeton Model Portfolio Funds for the twelve-month reporting period ended December 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period and to learn how those conditions have affected each Portfolio’s performance.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a former subadviser of the Portfolios and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. The merger did not change the manner in which each Portfolio is managed, nor did it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Portfolio’s prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2022

II	Franklin Templeton Model Portfolio Funds

Portfolios overview

Each of the five Franklin Templeton Model Portfolio Funds is managed as an asset allocation program and allocates its assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (the “underlying funds”).The underlying funds include funds managed by investment advisers that are not affiliated with the Portfolio’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Global equity markets overall rose during the twelve-month reporting period ended December 31, 2021, as vaccine distribution, improving global growth and stimulus measures supported strong demand amid tight supply conditions, rising inflation and a more hawkish tone from global central banks.

While a bullish narrative began to deteriorate in January of 2021, global equity markets advanced modestly in the first quarter of 2021 led by the U.K. and the U.S., as investors weighed continued optimism around policy stimulus and economic reopening against concerns about higher bond yields and potential economic overheating. Credit markets influenced stock markets for much of the quarter, with the yield of the ten-year U.S. Treasury note finishing near its highest levels in more than a year amid rising inflation expectations and improving macro prospects. The backup in yields prompted a style rotation in equity markets, with companies with long-dated cash flows like technology and media names and equity sectors with fixed income characteristics like utilities and consumer staples mostly lagging, while commodity price-sensitive and other economically cyclical sectors (e.g., energy, industrials and financials) generally performing well.

Global equity markets overall advanced during the second quarter of 2021. Progress in vaccination campaigns and businesses reopening, along with ongoing monetary and fiscal stimulus, aided continued economic recovery in several parts of the world. Inflation was the dominant market theme during the quarter as supply chain disruptions and higher commodity prices combined with low base effects to drive up inflation around the globe. Investors assessed signals to determine if the inflation jump would be temporary and whether governments and central banks would begin tightening accommodative policies sooner than expected. Developed stock markets collectively advanced ahead of a global index, MSCI All Country World Indexi, while emerging equity markets overall lagged. In terms of investment style, global growth stocks outperformed global value equities. In the U.S., better-than-expected corporate earnings and forward guidance provided solid support for equities. The U.S. Treasury yield curve flattened over the quarter with longer-term yields moving lower while their shorter-maturity counterparts rose modestly. Crude oil prices rose to the highest level since April 2019 as OPEC (Organization of Petroleum Exporting Countries) and key allied producers outside the cartel (OPEC+) stuck to supply restraints. Rising forward demand expectations, amid limited new supply and ramped-up refinery production, also lifted prices.

Global equity markets edged down during the third quarter of 2021, on mixed underlying results as a selloff in September erased the earlier gains of many markets. Late in the period, persistent inflation, more hawkish central bank messaging and a continued regulatory crackdown in China all affected investor sentiment. After peaking at all-time highs, broad gauges of the U.S. equity market sold off during the final weeks of third quarter of 2021 as investors grappled with a number of current and potential headwinds facing American businesses. U.S. Treasury yields generally rose throughout the quarter. Gold prices finished the quarter lower, while an emerging shortfall in global energy supplies helped push Brent crude front-month futures, the global benchmark for oil, to its highest price level in three years.

Global equity markets advanced in U.S. dollar terms during the fourth quarter of 2021. The quarterly result was largely due to gains in December as investors grew less fearful of the potential economic impact from a new COVID-19 variant. Meanwhile, key central banks turned more hawkish in response to inflation, with the Bank of England raising rates and the U.S. Federal Reserve Board indicating it could do so three times in 2022. As measured by MSCI All Country World Index in U.S. dollar terms, developed stock markets overall outperformed within the index, and frontier markets as a group ended nearly flat, while emerging markets overall declined. In terms of investment style, global growth stocks outperformed global value equities. The U.S. Treasury yield curve flattened substantially during the period as shorter-and intermediate-maturity yields rose sharply while longer-term yields fell.

Q. How did we respond to these changing market conditions?

A. For all five Portfolios, we employ a quantitative tactical strategy that over-and underweights certain allocations in the Portfolios in response to various market, economic and valuation conditions. These tactical views are updated on a monthly basis. Throughout the reporting period we were generally overweight equities versus fixed income, as valuations measures and our in-house index of leading

Franklin Templeton Model Portfolio Funds 2021 Annual Report	1

Portfolios overview (cont’d)

economic indicators favored equities. Within equities, we were overweight U.S. equities relative to international equities until the last quarter of the year, when yield curve dynamics and valuations began favoring international equities.

Franklin Templeton Aggressive Model Portfolio1

Franklin Templeton Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 80% to 100% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 75% Russell 3000 Indexii,15% MSCI World Ex U.S.A. Indexiii, and 10% Bloomberg U.S. Aggregate Indexiv. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Templeton Aggressive Model Portfolio returned 19.75%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Aggressive Model Portfolio Composite Benchmarkv, returned -1.54%, 25.66% and 20.75%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagevi returned 17.41% over the same period.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Templeton Aggressive Model Portfolio:
Class I	6.97%	19.75%
Class II	6.90%	19.51%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Aggressive Model Portfolio Composite Benchmark	7.25%	20.75%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	4.63%	17.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 1.16% and 1.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

2	Franklin Templeton Model Portfolio Funds 2021 Annual Report

after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Portfolio, the top contributors to absolute performance came from U.S. equities.

Asset allocation effects were positive overall, with an underweight to U.S. fixed income, an overweight to U.S. equities and an underweight to international equities being the top contributors. Sub-asset class selection contributed overall, led within U.S. equities by an exposure to large cap blend and growth strategies which outpaced the broader U.S. market.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to U.S. fixed income, which had a negative return. From a sub-asset class perspective, within U.S. equities, both utilities and small cap growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Underlying manager selection was a detractor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2021, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification, add some protection from market drawdowns and enable us to take advantage of tactical shifts more efficiently.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	3

Portfolios overview (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio1

Franklin Templeton Moderately Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 60% to 70% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 14.79%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Aggressive Model Portfolio Composite Benchmarkvii, returned -1.54%, 25.66% and 15.72%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averageviii returned 14.09% over the same period.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Templeton Moderately Aggressive Model Portfolio:
Class I	5.62%	14.79%
Class II	5.47%	14.56%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Moderately Aggressive Model Portfolio Composite Benchmark	5.78%	15.72%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	4.35%	14.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 0.83% and 1.06%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.21% for Class I shares and 0.46% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

4	Franklin Templeton Model Portfolio Funds 2021 Annual Report

cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Portfolio, the top contributors to absolute performance came from U.S. equities followed by international equities.

Asset allocation effects were positive overall, with underweights to U.S fixed income and international equities being the top contributors. Sub-asset class selection effects were also positive overall, driven by large cap blend and growth exposure within U.S. equities and real return strategies within U.S. fixed income; in both cases these strategies outperformed the broader asset class benchmark, the Russell 3000 Index and the Bloomberg U.S. Aggregate Index, respectively.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to international fixed income, which had a negative return. This exposure, which represented an overweight position, was also a detractor from an asset allocation perspective. From a sub-asset class perspective, within U.S. equities, both utilities and small cap growth strategies were detractors as they underperformed the broader Russell 3000 Index.

Underlying manager selection was a detractor overall in relative terms (i.e., relative to an underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2021, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification, add some protection from market drawdowns and enable us to take advantage of tactical shifts more efficiently.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	5

Portfolios overview (cont’d)

Franklin Templeton Moderate Model Portfolio1

Franklin Templeton Moderate Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 45% to 65% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Templeton Moderate Model Portfolio returned 12.54%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Model Portfolio Composite Benchmarkix, returned -1.54%, 25.66% and 11.58%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averagex returned 10.98% over the same period.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Templeton Moderate Model Portfolio:
Class I	5.29%	12.54%
Class II	5.14%	12.30%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Moderate Model Portfolio Composite Benchmark	4.42%	11.58%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	3.54%	10.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 0.83% and 1.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.21% for Class I shares and 0.46% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

6	Franklin Templeton Model Portfolio Funds 2021 Annual Report

cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Portfolio, the top contributors to absolute performance came from U.S. equities followed by international equities.

Asset allocation effects were positive overall, with an overweight to U.S. equities and an underweight to U.S fixed income being the top contributors. Sub-asset class selection effects were also positive overall, driven by large cap exposure within U.S. equities and real return strategies and convertibles within U.S. fixed income; in both cases these strategies outperformed the broader asset class benchmark, the Russell 3000 Index and the Bloomberg U.S. Aggregate Index, respectively.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to international fixed income, which had a negative return. This exposure, which represented an overweight position, was also a detractor from an asset allocation perspective. From a sub-asset class perspective, within U.S. equities, both utilities and small cap growth strategies were detractors as they underperformed the broader Russell 3000 Index. Underlying manager selection was a detractor overall in relative terms (i.e., relative to each underlying fund’s specific benchmark).

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2021, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification, add some protection from market drawdowns and enable us to take advantage of tactical shifts more efficiently.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	7

Portfolios overview (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio1

Franklin Templeton Moderately Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 30% to 50% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned 9.22%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Conservative Model Portfolio Composite Benchmarkxi, returned -1.54%, 25.66% and 8.15%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexii returned 5.75% over the same period.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Templeton Moderately Conservative Model Portfolio:
Class I	4.21%	9.22%
Class II	4.05%	8.96%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Moderately Conservative Model Portfolio Composite Benchmark	3.39%	8.15%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	1.86%	5.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 0.96% and 1.16%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

8	Franklin Templeton Model Portfolio Funds 2021 Annual Report

cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Portfolio, the top contributors to absolute performance came from U.S. equities followed by international equities.

Asset allocation effects were positive overall, with an overweight to U.S. equities and an underweight to U.S fixed income being the top contributors. Sub-asset class selection effects were also positive overall, driven by real return strategies within U.S. fixed income.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to international fixed income, which had a negative return. This exposure, which represented an overweight position, was also a detractor from an asset allocation perspective. From a sub-asset class perspective, within U.S. equities, utilities, small cap growth, and large cap value strategies were detractors as they underperformed the broader Russell 3000 Index.

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2021, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification, add some protection from market drawdowns and enable us to take advantage of tactical shifts more efficiently.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	9

Portfolios overview (cont’d)

Franklin Templeton Conservative Model Portfolio1

Franklin Templeton Conservative Model Portfolio seeks a balance between capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 10% to 30% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Templeton Conservative Model Portfolio returned 4.98%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Conservative Model Portfolio Composite Benchmarkxiii, returned -1.54%, 25.66% and 3.51%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexiv returned 5.75% over the same period.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Templeton Conservative Model Portfolio:
Class I	2.17%	4.98%
Class II	2.08%	4.71%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Conservative Model Portfolio Composite Benchmark	1.89%	3.51%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	1.86%	5.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will’ fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 1.09% and 1.29%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

10	Franklin Templeton Model Portfolio Funds 2021 Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Portfolio, the top contributors to absolute performance came from U.S. equities.

Asset allocation effects were positive overall, with an overweight to U.S. equities and an underweight to U.S. fixed income being the top contributors. Sub-asset class selection overall was a contributor, notably within U.S. fixed income, as high yield bonds and Treasury inflation-protected securities outperformed the broader Bloomberg U.S. Aggregate Index.

Manager selection effects contributed overall in relative terms (i.e., relative to the underlying fund’s specific benchmark).

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to international fixed income, which had a negative return. This exposure, which represented an overweight position, was also a detractor from an asset allocation perspective. From a sub-asset class perspective, within U.S. equities, yield and small cap growth strategies both underperformed the broader Russell 3000 Index.

Q. Were there any significant changes to the Portfolio during the period?

A. In May 2021, the Portfolio underwent its annual strategic asset allocation update, when allocation weights are re-established. At that time, a number of new funds were added in both the equity and fixed income line up to improve diversification, add some protection from market drawdowns and enable us to take advantage of tactical shifts more efficiently.

Thank you for your investment in Franklin Templeton Model Portfolio Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Franklin Advisers, Inc.

January 12, 2022

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small - and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default.

Each Portfolio is a fund of funds and is subject to the risks of the underlying funds in which it invests. In addition to the Portfolios’ operating expenses, you will indirectly bear the operating expenses of the underlying funds. The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the Portfolios’ portfolio managers. The portfolio managers may invest each Portfolio’s assets in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. As a non-diversified Portfolio, each Portfolio may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified Portfolio, which may magnify the Portfolio’s losses from events affecting an underlying fund. The underlying funds in which each Portfolio invests may be either diversified or non-diversified. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The model used to manage each Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on each Portfolio’s performance. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and each Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

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Portfolios overview (cont’d)

IMPORTANT INFORMATION: These Portfolios are available as investment options under a variable annuity or variable life contract. Shares of the Portfolios are offered only to insurance company separate accounts that fund certain variable annuity or life contracts. These Portfolios may not be available in all states and may only be offered in certain variable products. Please refer to the prospectuses. Variable annuities are long-term, tax-deferred investment vehicles designed for retirement purposes. Gains from tax-deferred investments are taxable as ordinary income upon withdrawal. Withdrawals made prior to age 59 1/2 are subject to a 10% IRS penalty charge and/or surrender charges. Investments in a variable annuity are subject to market risks, including loss of principal. Guarantees are based on the claims-paying ability of the insurer.

[i]	MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

iv

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 75% Russell 3000 Index,15% MSCI World Ex U.S.A. Index, and 10% Bloomberg U.S. Aggregate Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 73 funds for the six-month period and among the 73 funds for the twelve-month period in the Fund’s Lipper category.

vii

The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index.

viii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 244 funds for the six-month period and among the 242 funds for the twelve-month period in the Fund’s Lipper category.

ix

The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index,10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index.

[x]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 287 funds for the six-month period and among the 285 funds for the twelve-month period in the Fund’s Lipper category.

xi

The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index.

xii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 148 funds for the six-month period and among the 148 funds for the twelve-month period in the Fund’s Lipper category.

xiii

The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

xiv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 148 funds for the six-month period and among the 148 funds for the twelve-month period in the Portfolio’s Lipper category.

12	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Portfolios at a glance (unaudited)

Franklin Templeton Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	13

Portfolios at a glance (unaudited) (cont’d)

 Franklin Templeton Moderately Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

14	Franklin Templeton Model Portfolio Funds 2021 Annual Report

 Franklin Templeton Moderate Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	15

Portfolios at a glance (unaudited) (cont’d)

 Franklin Templeton Moderately Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

16	Franklin Templeton Model Portfolio Funds 2021 Annual Report

 Franklin Templeton Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

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Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	6.97%	$1,000.00	$1,069.70	0.18%	$0.94	Class I	5.00%	$1,000.00	$1,024.30	0.18%	$0.92
Class II	6.90	1,000.00	1,069.00	0.40	2.09	Class II	5.00	1,000.00	1,023.19	0.40	2.04

1	For the six months ended December 31, 2021.

2

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

4

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

18	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1)fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00%per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00%hypothetical example relating to the Portfolio with the 5.00%hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	5.62%	$1,000.00	$1,056.20	0.15%	$0.78	Class I	5.00%	$1,000.00	$1,024.45	0.15%	$0.77
Class II	5.47	1,000.00	1,054.70	0.38	1.97	Class II	5.00	1,000.00	1,023.29	0.38	1.94

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

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Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1)fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00%per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00%hypothetical example relating to the Portfolio with the 5.00%hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderate Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderate Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	5.29%	$1,000.00	$1,052.90	0.15%	$0.78	Class I	5.00%	$1,000.00	$1,024.45	0.15%	$0.77
Class II	5.14	1,000.00	1,051.40	0.38	1.96	Class II	5.00	1,000.00	1,023.29	0.38	1.94

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

20	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1)fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00%per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00%hypothetical example relating to the Portfolio with the 5.00%hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	4.21%	$1,000.00	$1,042.10	0.18%	$0.93	Class I	5.00%	$1,000.00	$1,024.30	0.18%	$0.92
Class II	4.05	1,000.00	1,040.50	0.40	2.06	Class II	5.00	1,000.00	1,023.19	0.40	2.04

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

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Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1)fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00%per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00%hypothetical example relating to the Portfolio with the 5.00%hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	2.17%	$1,000.00	$1,021.70	0.23%	$1.17	Class I	5.00%	$1,000.00	$1,024.05	0.23%	$1.17
Class II	2.08	1,000.00	1,020.80	0.42	2.14	Class II	5.00	1,000.00	1,023.09	0.42	2.14

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

22	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Aggressive Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/21	19.75%	19.51%
Inception* through 12/31/21	30.60	30.33

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/21)	57.95%
Class II (Inception date of 4/15/20 through 12/31/21)	57.39

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	23

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Aggressive Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Aggressive Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Aggressive Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Aggressive Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

24	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderately Aggressive Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/21	14.79%	14.56%
Inception* through 12/31/21	24.04	23.73

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/21)	44.62%
Class II (Inception date of 4/15/20 through 12/31/21)	43.99

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	25

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderately Aggressive Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderately Aggressive Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

26	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderate Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/21	12.54%	12.30%
Inception* through 12/31/21	19.15	18.83

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/21)	34.99%
Class II (Inception date of 4/15/20 through 12/31/21)	34.38

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	27

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderate Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderate Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderate Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderate Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

28	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Moderately Conservative Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/21	9.22%	8.96%
Inception* through 12/31/21	15.06	14.84

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/21)	27.16%
Class II (Inception date of 4/15/20 through 12/31/21)	26.74

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	29

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Moderately Conservative Model Portfolio vs. Benchmark Indices† — April 15, 2020 - December 31, 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Moderately Conservative Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and Moderately Conservative Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index. The MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 developed markets countries – excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

30	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Portfolios performance (unaudited)

Franklin Templeton Conservative Model Portfolio

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/21	4.98%	4.71%
Inception* through 12/31/21	9.34	9.05

Cumulative total returns[1]
Class I (Inception date of 4/15/20 through 12/31/21)	16.52%
Class II (Inception date of 4/15/20 through 12/31/21)	16.00

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date for Class I and Class II shares is April 15, 2020.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	31

Portfolios performance (unaudited) (cont’d)

Franklin Templeton Conservative Model Portfolio

Historical performance

Value of $10,000 invested in

Class I and Class II Shares of Franklin Templeton Conservative Model Portfolio vs. Benchmark Indices† — April 15, 2020 -December 31, 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I and Class II shares of Franklin Templeton Conservative Model Portfolio on April 15, 2020 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Conservative Model Portfolio Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

32	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Schedules of investments

December 31, 2021

Franklin Templeton Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 97.8%
Domestic Equity — 74.0%
American Funds Insurance Series:
Growth Fund, Class 1A		86,436	$10,951,476
Washington Mutual Investors Fundsm, Class 1A		904,255	16,240,429
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		215,293	7,662,275
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		133,355	22,046,274
Legg Mason Partners Variable Equity Trust - Clear Bridge Variable Appreciation Portfolio, Class I Shares		243,698	14,889,965	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,329,835	24,135,034
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,159,998	15,747,554	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		331,731	5,815,410
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		845,639	29,085,567
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		405,725	15,384,716
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		898,224	23,488,566
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		94,879	5,156,687	(c)
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		64,649	5,123,396
Total Domestic Equity			195,727,349
Foreign Equity — 16.0%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		425,486	20,972,185
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		144,646	10,310,352
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		865,551	10,888,637
Total Foreign Equity			42,171,174
Domestic Fixed Income — 7.8%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,731,770	20,746,600
Total Investments in Underlying Funds before Short-Term Investments (Cost — $242,256,340)			258,645,123

	Rate
Short-Term Investments — 1.7%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost — $4,533,887)	0.005%	4,533,887	4,533,887
Total Investments — 99.5% (Cost — $246,790,227)			263,179,010
Other Assets in Excess of Liabilities — 0.5%			1,295,793
Total Net Assets — 100.0%			$264,474,803

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	33

Schedules of investments (cont’d)

December 31, 2021

Franklin Templeton Moderately Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 98.2%
Domestic Equity — 58.9%
American Funds Insurance Series:
Growth Fund, Class 1A		246,992	$31,293,855
Washington Mutual Investors Fundsm, Class 1A		3,520,863	63,234,695
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		536,312	19,087,342
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		409,537	67,704,745
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		910,325	55,620,849	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,953,939	53,610,736
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,347,190	31,864,280	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,514,586	26,551,449
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,316,660	79,681,058
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		1,515,750	57,475,862
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,818,821	73,712,181
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		354,446	19,264,166	(c)
Total Domestic Equity			579,101,218
Domestic Fixed Income — 23.6%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		7,988,003	95,696,277
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,311,849	47,779,388
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,912,831	28,912,467
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		5,558,473	59,809,172
Total Domestic Fixed Income			232,197,304
Foreign Equity — 9.8%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,519,738	74,907,856
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,712,001	21,536,974
Total Foreign Equity			96,444,830
Foreign Fixed Income — 5.9%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		2,562,863	24,014,023
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		3,106,363	33,393,407
Total Foreign Fixed Income			57,407,430
Total Investments in Underlying Funds before Short-Term Investments (Cost — $922,818,694)			965,150,782

	Rate
Short-Term Investments — 1.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $16,205,477)	0.005%	16,205,477	16,205,477
Total Investments — 99.8% (Cost — $939,024,171)			981,356,259
Other Assets in Excess of Liabilities — 0.2%			1,815,115
Total Net Assets — 100.0%			$983,171,374

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

34	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Moderate Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.0%
Domestic Equity — 49.2%
American Funds Insurance Series:
Growth Fund, Class 1A		134,488	$17,039,691
Washington Mutual Investors Fundsm, Class 1A		2,884,300	51,802,025
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		474,486	16,886,948
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		466,444	77,112,495
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		630,279	38,510,025	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,900,606	34,493,900
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		3,514,250	47,707,704	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		974,565	17,084,608
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,304,204	44,857,842
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		558,723	21,186,292
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,509,823	39,481,876
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		313,592	17,043,753	(c)
Total Domestic Equity			423,207,159
Domestic Fixed Income — 37.1%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		6,250,662	74,882,936
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,919,381	42,117,328
MainStay VP MacKay Convertible Portfolio, Initial Class		2,040,795	38,115,104
MainStay VP MacKay Government Portfolio, Initial Class		1,550,721	16,858,353
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,567,745	25,487,185
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		11,367,809	122,317,622
Total Domestic Fixed Income			319,778,528
Foreign Equity — 6.8%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,190,675	58,688,351
Foreign Fixed Income — 5.9%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		2,259,198	21,168,683
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,738,335	29,437,100
Total Foreign Fixed Income			50,605,783
Total Investments in Underlying Funds before Short-Term Investments (Cost — $818,057,166)			852,279,821

	Rate
Short-Term Investments — 0.9%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $7,548,898)	0.005%	7,548,898	7,548,898
Total Investments — 99.9% (Cost — $825,606,064)			859,828,719
Other Assets in Excess of Liabilities — 0.1%			696,067
Total Net Assets — 100.0%			$860,524,786

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	35

Schedules of investments (cont’d)

December 31, 2021

Franklin Templeton Moderately Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.2%
Domestic Fixed Income — 47.3%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,433,609	$29,154,628
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,354,314	33,965,221
MainStay VP MacKay Convertible Portfolio, Initial Class		565,855	10,568,248
MainStay VP MacKay Government Portfolio, Initial Class		1,191,108	12,948,894
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,053,881	20,386,617
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		4,515,682	48,588,739
Total Domestic Fixed Income			155,612,347
Domestic Equity — 39.1%
American Funds Insurance Series:
Growth Fund, Class 1A		51,648	6,543,816
Washington Mutual Investors Fundsm, Class 1A		780,397	14,015,924
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		218,731	36,160,655
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		161,383	9,860,479	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		684,126	12,416,143
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,042,750	14,155,856	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		374,250	6,560,783
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		238,532	8,204,250
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		214,552	8,135,619
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		485,069	12,684,550
Total Domestic Equity			128,738,075
Foreign Fixed Income — 10.8%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		1,214,482	11,379,698
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,253,202	24,221,923
Total Foreign Fixed Income			35,601,621
Foreign Equity — 2.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		133,240	6,567,416
Total Investments in Underlying Funds before Short-Term Investments (Cost — $318,946,660)			326,519,459

	Rate
Short-Term Investments — 0.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,576,661)	0.005%	2,576,661	2,576,661
Total Investments — 100.0% (Cost — $321,523,321)			329,096,120
Other Assets in Excess of Liabilities — 0.0%††			125,069
Total Net Assets — 100.0%			$329,221,189

††	Represents less than 0.1%.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

See Notes to Financial Statements.

36	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.7%
Domestic Fixed Income — 62.3%
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I		773,383	$5,869,974
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,447,933	17,346,236
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,521,902	21,956,181
MainStay VP MacKay Government Portfolio, Initial Class		943,383	10,255,803
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,487,316	14,762,949
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		2,043,601	21,989,149
Total Domestic Fixed Income			92,180,292
Domestic Equity — 21.0%
American Funds Insurance Series, Washington Mutual Investors Fundsm, Class 1A		168,695	3,029,753
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		96,271	15,915,552
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		312,214	5,666,346
MainStay VP Small Cap Growth Portfolio, Initial Class		169,512	2,971,622
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		133,997	3,504,027
Total Domestic Equity			31,087,300
Foreign Fixed Income — 16.4%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		706,436	6,619,304
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,631,347	17,536,978
Total Foreign Fixed Income			24,156,282
Total Investments in Underlying Funds before Short-Term Investments (Cost — $147,766,583)			147,423,874

	Rate
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $486,686)	0.005%	486,686	486,686
Total Investments — 100.0% (Cost — $148,253,269)			147,910,560
Other Assets in Excess of Liabilities — 0.0%††			21,023
Total Net Assets — 100.0%			$147,931,583

††	Represents less than 0.1%.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	37

Statements of assets and liabilities

December 31, 2021

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$14,266,100	$53,232,211	$36,781,524
Investments in Underlying Funds, at cost	232,524,127	885,791,960	788,824,540
Investments in affiliated Underlying Funds, at value	$14,889,965	$55,620,849	$38,510,025
Investments in Underlying Funds, at value	248,289,045	925,735,410	821,318,694
Distributions receivable from Underlying Funds	2,578,984	7,806,240	4,139,449
Receivable for Portfolio shares sold	1,394,738	2,128,637	978,495
Dividends receivable	30	144	106
Prepaid expenses	605	2,564	2,411
Total Assets	267,153,367	991,293,844	864,949,180

Liabilities:
Payable for investments in Underlying Funds	2,578,984	7,806,240	4,139,449
Service and/or distribution fees payable	50,335	196,116	175,076
Investment management fee payable	22,962	86,042	76,285
Trustees’ fees payable	1,086	4,159	3,896
Accrued expenses	25,197	29,913	29,688
Total Liabilities	2,678,564	8,122,470	4,424,394
Total Net Assets	$264,474,803	$983,171,374	$860,524,786

Net Assets:
Par value (Note 7)	$181	$730	$682
Paid-in capital in excess of par value	245,393,833	933,700,120	822,554,604
Total distributable earnings (loss)	19,080,789	49,470,524	37,969,500
Total Net Assets	$264,474,803	$983,171,374	$860,524,786

Net Assets:
Class I	$13,850,680	$13,346,242	$5,723,803
Class II	$250,624,123	$969,825,132	$854,800,983

Shares Outstanding:
Class I	947,717	988,870	452,835
Class II	17,176,635	72,017,651	67,778,564

Net Asset Value:
Class I	$14.61	$13.50	$12.64
Class II	$14.59	$13.47	$12.61

See Notes to Financial Statements.

38	Franklin Templeton Model Portfolio Funds 2021 Annual Report

December 31, 2021

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$9,387,276	—
Investments in Underlying Funds, at cost	312,136,045	$148,253,269
Investments in affiliated Underlying Funds, at value	$9,860,479	—
Investments in Underlying Funds, at value	319,235,641	$147,910,560
Distributions receivable from Underlying Funds	1,016,040	378,185
Receivable for Portfolio shares sold	248,051	68,085
Dividends receivable	43	15
Prepaid expenses	933	452
Total Assets	330,361,187	148,357,297

Liabilities:
Payable for investments in Underlying Funds	1,016,039	356,050
Service and/or distribution fees payable	67,112	30,648
Investment management fee payable	29,312	13,423
Trustees’ fees payable	1,601	814
Payable for Portfolio shares repurchased	—	2
Accrued expenses	25,934	24,777
Total Liabilities	1,139,998	425,714
Total Net Assets	$329,221,189	$147,931,583

Net Assets:
Par value (Note 7)	$278	$136
Paid-in capital in excess of par value	320,621,555	148,039,093
Total distributable earnings (loss)	8,599,356	(107,646)
Total Net Assets	$329,221,189	$147,931,583

Net Assets:
Class I	$2,882,226	$1,406,091
Class II	$326,338,963	$146,525,492

Shares Outstanding:
Class I	242,951	129,491
Class II	27,533,972	13,519,888

Net Asset Value:
Class I	$11.86	$10.86
Class II	$11.85	$10.84

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	39

Statements of operations

For the Year Ended December 31, 2021

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$2,593,887	$9,858,510	$9,189,963
Income distributions from affiliated Underlying Funds	508,992	1,906,850	1,320,881
Dividends	130	870	658
Total Investment Income	3,103,009	11,766,230	10,511,502

Expenses:
Service and/or distribution fees (Notes 2 and 5)	392,996	1,530,847	1,417,099
Investment management fee (Note 2)	192,133	724,189	667,735
Fund accounting fees	31,303	34,902	34,645
Legal fees	27,906	36,962	36,732
Audit and tax fees	25,000	25,000	25,000
Trustees’ fees	7,340	27,145	25,446
Transfer agent fees (Note 5)	3,608	4,585	3,830
Insurance	692	1,511	1,450
Custody fees	459	1,782	1,764
Shareholder reports	—5,230		3,939
Miscellaneous expenses	640	3,313	3,301
Total Expenses	682,077	2,395,466	2,220,941
Net Investment Income	2,420,932	9,370,764	8,290,561

Realized and Unrealized Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of unaffiliated Underlying Funds	6,041,931	16,837,942	14,342,123
Capital gain distributions from affiliated Underlying Funds	57,108	215,361	155,643
Capital gain distributions from unaffiliated Underlying Funds	8,826,842	28,976,541	21,291,606
Net Realized Gain	14,925,881	46,029,844	35,789,372
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	9,289,452	21,205,237	18,674,228
Affiliated Underlying Funds	623,865	2,388,638	1,728,501
Change in Net Unrealized Appreciation (Depreciation)	9,913,317	23,593,875	20,402,729
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	24,839,198	69,623,719	56,192,101
Increase in Net Assets From Operations	$27,260,130	$78,994,483	$64,482,662

See Notes to Financial Statements.

40	Franklin Templeton Model Portfolio Funds 2021 Annual Report

For the Year Ended December 31, 2021

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$3,780,436	$2,065,352
Income distributions from affiliated Underlying Funds	339,607	—
Dividends	365	105
Total Investment Income	4,120,408	2,065,457

Expenses:
Service and/or distribution fees (Notes 2 and 5)	576,619	297,537
Investment management fee (Note 2)	273,004	141,952
Fund accounting fees	31,979	31,116
Legal fees	29,764	27,749
Audit and tax fees	25,000	25,000
Trustees’ fees	10,931	6,061
Transfer agent fees (Note 5)	2,215	1,850
Custody fees	849	588
Insurance	849	575
Interest expense	22	5
Miscellaneous expenses	2,065	235
Total Expenses	953,297	532,668
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(213)
Net Expenses	953,297	532,455
Net Investment Income	3,167,111	1,533,002

Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of unaffiliated Underlying Funds	7,381,949	4,048,459
Capital gain distributions from affiliated Underlying Funds	42,669	—
Capital gain distributions from unaffiliated Underlying Funds	7,533,202	2,134,293
Net Realized Gain	14,957,820	6,182,752
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	1,385,122	(2,150,049)
Affiliated Underlying Funds	473,203	—
Change in Net Unrealized Appreciation (Depreciation)	1,858,325	(2,150,049)
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	16,816,145	4,032,703
Increase in Net Assets From Operations	$19,983,256	$5,565,705

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	41

Statements of changes in net assets

Franklin Templeton Aggressive Model Portfolio

For the Year Ended December 31, 2021 and the Period Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$2,420,932	$458,106
Net realized gain	14,925,881	847,408
Change in net unrealized appreciation (depreciation)	9,913,317	6,475,466
Increase in Net Assets From Operations	27,260,130	7,780,980

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,667,217)	(1,301,016)
Decrease in Net Assets From Distributions to Shareholders	(14,667,217)	(1,301,016)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	167,749,819	68,361,856
Reinvestment of distributions	14,662,769	1,300,406
Cost of shares repurchased	(4,301,108)	(2,371,816)
Increase in Net Assets From Portfolio Share Transactions	178,111,480	67,290,446
Increase in Net Assets	190,704,393	73,770,410

Net Assets:
Beginning of year	73,770,410	—
End of year	$264,474,803	$73,770,410

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

42	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For the Year Ended December 31, 2021 and the Period Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$9,370,764	$2,008,400
Net realized gain	46,029,844	2,282,392
Change in net unrealized appreciation (depreciation)	23,593,875	18,738,213
Increase in Net Assets From Operations	78,994,483	23,029,005

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(48,317,461)	(4,248,032)
Decrease in Net Assets From Distributions to Shareholders	(48,317,461)	(4,248,032)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	635,351,608	247,676,894
Reinvestment of distributions	48,313,847	4,247,422
Cost of shares repurchased	(548,161)	(1,328,231)
Increase in Net Assets From Portfolio Share Transactions	683,117,294	250,596,085
Increase in Net Assets	713,794,316	269,377,058

Net Assets:
Beginning of year	269,377,058	—
End of year	$983,171,374	$269,377,058

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	43

Statements of changes in net assets (cont’d)

Franklin Templeton Moderate Model Portfolio

For the Year Ended December 31, 2021 and the Period Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$8,290,561	$2,113,857
Net realized gain	35,789,372	1,844,484
Change in net unrealized appreciation (depreciation)	20,402,729	13,819,926
Increase in Net Assets From Operations	64,482,662	17,778,267

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(40,202,909)	(4,100,782)
Decrease in Net Assets From Distributions to Shareholders	(40,202,909)	(4,100,782)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	528,286,558	254,626,557
Reinvestment of distributions	40,199,695	4,100,184
Cost of shares repurchased	(1,873,873)	(2,771,573)
Increase in Net Assets From Portfolio Share Transactions	566,612,380	255,955,168
Increase in Net Assets	590,892,133	269,632,653

Net Assets:
Beginning of year	269,632,653	—
End of year	$860,524,786	$269,632,653

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

44	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For the Year Ended December 31, 2021 and the Period Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$3,167,111	$1,104,870
Net realized gain	14,957,820	592,365
Change in net unrealized appreciation (depreciation)	1,858,325	5,714,474
Increase in Net Assets From Operations	19,983,256	7,411,709

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,001,487)	(1,803,513)
Decrease in Net Assets From Distributions to Shareholders	(17,001,487)	(1,803,513)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	186,406,424	126,955,560
Reinvestment of distributions	16,998,135	1,802,885
Cost of shares repurchased	(7,700,750)	(3,831,030)
Increase in Net Assets From Portfolio Share Transactions	195,703,809	124,927,415
Increase in Net Assets	198,685,578	130,535,611

Net Assets:
Beginning of year	130,535,611	—
End of year	$329,221,189	$130,535,611

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	45

Statements of changes in net assets (cont’d)

Franklin Templeton Conservative Model Portfolio

For the Year Ended December 31, 2021 and the Period Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$1,533,002	$878,073
Net realized gain	6,182,752	402,047
Change in net unrealized appreciation (depreciation)	(2,150,049)	1,807,340
Increase in Net Assets From Operations	5,565,705	3,087,460

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,429,027)	(1,340,351)
Decrease in Net Assets From Distributions to Shareholders	(7,429,027)	(1,340,351)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	77,854,059	81,896,105
Reinvestment of distributions	7,426,048	1,339,618
Cost of shares repurchased	(18,680,949)	(1,787,085)
Increase in Net Assets From Portfolio Share Transactions	66,599,158	81,448,638
Increase in Net Assets	64,735,836	83,195,747

Net Assets:
Beginning of year	83,195,747	—
End of year	$147,931,583	$83,195,747

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

46	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Financial highlights

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021	2020[2]

Net asset value, beginning of year	$12.94	$10.00

Income from operations:
Net investment income	0.27	0.22
Net realized and unrealized gain	2.29	2.97
Total income from operations	2.56	3.19

Less distributions from:
Net investment income	(0.24)	(0.12)
Net realized gains	(0.65)	(0.13)
Total distributions	(0.89)	(0.25)

Net asset value, end of year	$14.61	$12.94
Total return[3]	19.75%	31.90%

Net assets, end of year (000s)	$13,851	$2,155

Ratios to average net assets:
Gross expenses[4]	0.19%	0.61%[5]
Net expenses[4,6]	0.19	0.23 [5,7]
Net investment income	1.82	2.62 [5]

Portfolio turnover rate	70%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	47

Financial highlights (cont’d)

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021	2020[2]

Net asset value, beginning of year	$12.93	$10.00

Income from operations:
Net investment income	0.21	0.19
Net realized and unrealized gain	2.32	2.98
Total income from operations	2.53	3.17

Less distributions from:
Net investment income	(0.22)	(0.11)
Net realized gains	(0.65)	(0.13)
Total distributions	(0.87)	(0.24)

Net asset value, end of year	$14.59	$12.93
Total return[3]	19.51%	31.70%

Net assets, end of year (000s)	$250,624	$71,616

Ratios to average net assets:
Gross expenses[4]	0.43%	0.83%[5]
Net expenses[4,6]	0.43	0.48 [5,7]
Net investment income	1.46	2.23 [5]

Portfolio turnover rate	70%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.

This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021	2020[2]

Net asset value, beginning of year	$12.39	$10.00

Income from operations:
Net investment income	0.24	0.24
Net realized and unrealized gain	1.60	2.36
Total income from operations	1.84	2.60

Less distributions from:
Net investment income	(0.25)	(0.12)
Net realized gains	(0.48)	(0.09)
Total distributions	(0.73)	(0.21)

Net asset value, end of year	$13.50	$12.39
Total return[3]	14.79%	25.99%

Net assets, end of year (000s)	$13,346	$3,118

Ratios to average net assets:
Gross expenses[4]	0.15%	0.28%[5]
Net expenses[4,6]	0.15	0.21 [5,7]
Net investment income	1.81	2.92 [5]

Portfolio turnover rate	66%	28%

1	Per share amounts have been calculated using the average shares method.

2	For the period April 15, 2020 (inception date) to December 31, 2020.

3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

5	Annualized.

6

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

7	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	49

Financial highlights (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021	2020[2]

Net asset value, beginning of year	$12.37	$10.00

Income from operations:
Net investment income	0.20	0.22
Net realized and unrealized gain	1.60	2.35
Total income from operations	1.80	2.57

Less distributions from:
Net investment income	(0.22)	(0.11)
Net realized gains	(0.48)	(0.09)
Total distributions	(0.70)	(0.20)

Net asset value, end of year	$13.47	$12.37
Total return[3]	14.56%	25.69%

Net assets, end of year (millions)	$970	$266

Ratios to average net assets:
Gross expenses[4]	0.39%	0.51%[5]
Net expenses[4,6]	0.39	0.46 [5,7]
Net investment income	1.51	2.71 [5]

Portfolio turnover rate	66%	28%

1	Per share amounts have been calculated using the average shares method.

2	For the period April 15, 2020 (inception date) to December 31, 2020.

3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

6

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

7	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021	2020[2]

Net asset value, beginning of year	$11.80	$10.00

Income from operations:
Net investment income	0.21	0.28
Net realized and unrealized gain	1.27	1.71
Total income from operations	1.48	1.99

Less distributions from:
Net investment income	(0.23)	(0.12)
Net realized gains	(0.41)	(0.07)
Total distributions	(0.64)	(0.19)

Net asset value, end of year	$12.64	$11.80
Total return[3]	12.54%	19.95%

Net assets, end of year (000s)	$5,724	$2,188

Ratios to average net assets:
Gross expenses[4]	0.16%	0.29%[5]
Net expenses[4,6]	0.16	0.21 [5,7]
Net investment income	1.68	3.45 [5]

Portfolio turnover rate	68%	27%

1	Per share amounts have been calculated using the average shares method.

2	For the period April 15, 2020 (inception date) to December 31, 2020.

3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

5	Annualized.

6

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

7	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	51

Financial highlights (cont’d)

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021	2020[2]

Net asset value, beginning of year	$11.78	$10.00

Income from operations:
Net investment income	0.18	0.23
Net realized and unrealized gain	1.27	1.73
Total income from operations	1.45	1.96

Less distributions from:
Net investment income	(0.21)	(0.11)
Net realized gains	(0.41)	(0.07)
Total distributions	(0.62)	(0.18)

Net asset value, end of year	$12.61	$11.78
Total return[3]	12.30%	19.65%

Net assets, end of year (millions)	$855	$267

Ratios to average net assets:
Gross expenses[4]	0.39%	0.51%[5]
Net expenses[4,6]	0.39	0.46 [5,7]
Net investment income	1.45	2.92 [5]

Portfolio turnover rate	68%	27%

1	Per share amounts have been calculated using the average shares method.

2	For the period April 15, 2020 (inception date) to December 31, 2020.

3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

5	Annualized.

6

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

7	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021	2020[2]

Net asset value, beginning of year	$11.47	$10.00
Income from operations:
Net investment income	0.21	0.25
Net realized and unrealized gain	0.85	1.40
Total income from operations	1.06	1.65

Less distributions from:
Net investment income	(0.23)	(0.13)
Net realized gains	(0.44)	(0.05)
Total distributions	(0.67)	(0.18)

Net asset value, end of year	$11.86	$11.47
Total return[3]	9.22%	16.43%

Net assets, end of year (000s)	$2,882	$1,050

Ratios to average net assets:
Gross expenses[4]	0.19%	0.43%[5]
Net expenses[4,6]	0.19	0.23 [5,7]
Net investment income	1.74	3.14 [5]

Portfolio turnover rate	61%	27%

1	Per share amounts have been calculated using the average shares method.

2	For the period April 15, 2020 (inception date) to December 31, 2020.

3

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

5	Annualized.

6

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

7	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	53

Financial highlights (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021	2020[2]

Net asset value, beginning of year	$11.47	$10.00

Income from operations:
Net investment income	0.16	0.23
Net realized and unrealized gain	0.87	1.40
Total income from operations	1.03	1.63

Less distributions from:
Net investment income	(0.21)	(0.11)
Net realized gains	(0.44)	(0.05)
Total distributions	(0.65)	(0.16)

Net asset value, end of year	$11.85	$11.47
Total return[3]	8.96%	16.32%

Net assets, end of year (millions)	$326	$129

Ratios to average net assets:
Gross expenses[4]	0.41%	0.63%[5]
Net expenses[4,6]	0.41	0.48 [5,7]
Net investment income	1.36	2.99 [5]

Portfolio turnover rate	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021	2020[2]

Net asset value, beginning of year	$10.91	$10.00

Income from operations:
Net investment income	0.17	0.33
Net realized and unrealized gain	0.38	0.77
Total income from operations	0.55	1.10

Less distributions from:
Net investment income	(0.23)	(0.15)
Net realized gains	(0.37)	(0.04)
Total distributions	(0.60)	(0.19)

Net asset value, end of year	$10.86	$10.91
Total return[3]	4.98%	10.99%

Net assets, end of year (000s)	$1,406	$1,053

Ratios to average net assets:
Gross expenses[4]	0.25%	0.57%[5]
Net expenses[4,6,7]	0.23	0.23 [5]
Net investment income	1.52	4.33 [5]

Portfolio turnover rate	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	55

Financial highlights (cont’d)

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021	2020[2]

Net asset value, beginning of year	$10.90	$10.00

Income from operations:
Net investment income	0.14	0.28
Net realized and unrealized gain	0.38	0.80
Total income from operations	0.52	1.08

Less distributions from:
Net investment income	(0.21)	(0.14)
Net realized gains	(0.37)	(0.04)
Total distributions	(0.58)	(0.18)

Net asset value, end of year	$10.84	$10.90
Total return[3]	4.71%	10.78%

Net assets, end of year (000s)	$146,525	$82,143

Ratios to average net assets:
Gross expenses[4]	0.45%	0.77%[5]
Net expenses[4,6]	0.45	0.48 [5,7]
Net investment income	1.27	3.73 [5]

Portfolio turnover rate	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to December 31, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (formerly known as Legg Mason/QS Aggressive Model Portfolio) (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (formerly known as Legg Mason/QS Moderately Aggressive Model Portfolio) (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (formerly known as Legg Mason/QS Moderate Model Portfolio) (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (formerly known as Legg Mason/QS Moderately Conservative Model Portfolio) (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (formerly known as Legg Mason/QS Conservative Model Portfolio) (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2021 Annual Report	57

Notes to financial statements (cont’d)

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$78,367,163	$117,360,187	—	$195,727,350
Other Investments in Underlying Funds	62,917,773	—	—	62,917,773
Total Long-Term Investments	141,284,936	117,360,187	—	258,645,123
Short-Term Investments†	4,533,887	—	—	4,533,887
Total Investments	$145,818,823	$117,360,187	—	$263,179,010

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$235,389,283	$343,711,934	—	$579,101,217
Domestic Fixed Income	155,505,449	76,691,855	—	232,197,304
Other Investments in Underlying Funds	153,852,261	—	—	153,852,261
Total Long-Term Investments	544,746,993	420,403,789	—	965,150,782
Short-Term Investments†	16,205,477	—	—	16,205,477
Total Investments	$560,952,470	$420,403,789	—	$981,356,259

†	See Schedule of Investments for additional detailed categorizations.

58	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$189,035,097	$234,172,062	—	$423,207,159
Domestic Fixed Income	197,200,558	122,577,970	—	319,778,528
Other Investments in Underlying Funds	109,294,134	—	—	109,294,134
Total Long-Term Investments	495,529,789	356,750,032	—	852,279,821
Short-Term Investments†	7,548,898	—	—	7,548,898
Total Investments	$503,078,687	$356,750,032	—	$859,828,719

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$58,705,684	$70,032,391	—	$128,738,075
Domestic Fixed Income	77,743,367	77,868,980	—	155,612,347
Other Investments in Underlying Funds	42,169,037	—	—	42,169,037
Total Long-Term Investments	178,618,088	147,901,371	—	326,519,459
Short-Term Investments†	2,576,661	—	—	2,576,661
Total Investments	$181,194,749	$147,901,371	—	$329,096,120

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$19,419,579	$11,667,721	—	$31,087,300
Domestic Fixed Income	45,205,359	46,974,933	—	92,180,292
Foreign Fixed Income	24,156,282	—	—	24,156,282
Total Long-Term Investments	88,781,220	58,642,654	—	147,423,874
Short-Term Investments†	486,686	—	—	486,686
Total Investments	$89,267,906	$58,642,654	—	$147,910,560

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income.

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Notes to financial statements (cont’d)

Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager. Effective August 7, 2021, Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Prior to August 7, 2021, QS Investors, LLC (“QS Investors”) was each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources. Effective August 7, 2021, QS Investors merged with and into Franklin Advisers.

Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio will be aggregated.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, LMPFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by LMPFA.

The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and

60	Franklin Templeton Model Portfolio Funds 2021 Annual Report

acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the year ended December 31, 2021, fees waived and/or expenses reimbursed were as follows:

Conservative Model Portfolio	$213

LMPFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$284,586,735	$113,927,217
Moderately Aggressive Model Portfolio	1,060,530,980	401,444,031
Moderate Model Portfolio	933,700,383	383,834,311
Moderately Conservative Model Portfolio	327,642,174	140,587,394
Conservative Model Portfolio	129,302,571	66,725,023

At December 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$246,926,486	$18,319,530	$(2,067,006)	$16,252,524

		Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$939,945,673	$52,004,765	$(10,594,179)	$41,410,586

		Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$826,470,579	$41,528,429	$(8,170,289)	$33,358,140

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$321,788,292	$11,966,039	$(4,658,211)	$7,307,828

Franklin Templeton Model Portfolio Funds 2021 Annual Report	61

Notes to financial statements (cont’d)

		Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$148,445,571	$2,764,982	$(3,299,993)	$(535,011)

4. Derivative instruments and hedging activities

During the year ended December 31, 2021, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$1,630
Class II	$392,996	1,978
Total	$392,996	$3,608

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$986
Class II	$1,530,847	3,599
Total	$1,530,847	$4,585

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$707
Class II	$1,417,099	3,123
Total	$1,417,099	$3,830

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$615
Class II	$576,619	1,600
Total	$576,619	$2,215

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$604
Class II	$297,537	1,246
Total	$297,537	$1,850

62	Franklin Templeton Model Portfolio Funds 2021 Annual Report

For the year ended December 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Conservative Model Portfolio
Class I	$213
Class II	—
Total	$213

6. Distributions to shareholders by class

	Year Ended December 31, 2021	Period Ended December 31, 2020†

Aggressive Model Portfolio

Net Investment Income:
Class I	$211,706	$19,526
Class II	3,491,314	590,478
Total	$3,703,020	$610,004

Net Realized Gains:
Class I	$570,089	$20,257
Class II	10,394,108	670,755
Total	$10,964,197	$691,012
†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021	Period Ended December 31, 2020†

Moderately Aggressive Model Portfolio

Net Investment Income:
Class I	$228,828	$30,004
Class II	15,226,221	2,374,999
Total	$15,455,049	$2,405,003

Net Realized Gains:
Class I	$444,370	$21,241
Class II	32,418,042	1,821,788
Total	$32,862,412	$1,843,029
†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021	Period Ended December 31, 2020†

Moderate Model Portfolio

Net Investment Income:
Class I	$100,329	$21,762
Class II	13,699,707	2,428,257
Total	$13,800,036	$2,450,019

Franklin Templeton Model Portfolio Funds 2021 Annual Report	63

Notes to financial statements (cont’d)

	Year Ended December 31, 2021	Period Ended December 31, 2020†
Moderate Model Portfolio (cont’d)
Net Realized Gains:
Class I	$175,255	$13,538
Class II	26,227,618	1,637,225
Total	$26,402,873	$1,650,763
†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021	Period Ended December 31, 2020†
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$53,346	$11,695
Class II	5,521,680	1,268,308
Total	$5,575,026	$1,280,003

Net Realized Gains:
Class I	$100,283	$4,363
Class II	11,326,178	519,147
Total	$11,426,461	$523,510
†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021	Period Ended December 31, 2020†
Conservative Model Portfolio
Net Investment Income:
Class I	$27,923	$13,901
Class II	2,651,582	1,011,106
Total	$2,679,505	$1,025,007

Net Realized Gains:
Class I	$45,096	$3,970
Class II	4,704,426	311,374
Total	$4,749,522	$315,344
†	For the period April 15, 2020 (inception date) to December 31, 2020.

7. Shares of beneficial interest

At December 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

64	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Transactions in shares of each class were as follows:

	Year Ended December 31, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	793,652	$11,495,233	183,465	$2,145,044
Shares issued on reinvestment	53,138	777,347	3,041	39,173
Shares repurchased	(65,546)	(979,857)	(20,033)	(240,385)
Net increase	781,244	$11,292,723	166,473	$1,943,832

Class II
Shares sold	10,931,652	$156,254,586	5,623,576	$66,216,812
Shares issued on reinvestment	950,497	13,885,422	97,998	1,261,233
Shares repurchased	(242,602)	(3,321,251)	(184,486)	(2,131,431)
Net increase	11,639,547	$166,818,757	5,537,088	$65,346,614

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	729,201	$9,780,919	249,790	$2,852,160
Shares issued on reinvestment	49,565	669,584	4,103	50,635
Shares repurchased	(41,553)	(548,161)	(2,236)	(25,375)
Net increase	737,213	$9,902,342	251,657	$2,877,420

Class II
Shares sold	46,963,357	$625,570,689	21,290,002	$244,824,734
Shares issued on reinvestment	3,534,683	47,644,263	340,372	4,196,787
Shares repurchased	—	—	(110,763)	(1,302,856)
Net increase	50,498,040	$673,214,952	21,519,611	$247,718,665

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	296,062	$3,716,453	185,739	$2,065,384
Shares issued on reinvestment	21,532	272,370	2,951	34,702
Shares repurchased	(50,203)	(642,412)	(3,246)	(36,239)
Net increase	267,391	$3,346,411	185,444	$2,063,847

Class II
Shares sold	42,006,750	$524,570,105	22,602,688	$252,561,173
Shares issued on reinvestment	3,163,902	39,927,325	346,293	4,065,482
Shares repurchased	(96,203)	(1,231,461)	(244,866)	(2,735,334)
Net increase	45,074,449	$563,265,969	22,704,115	$253,891,321

†	For the period April 15, 2020 (inception date) to December 31, 2020.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	65

Notes to financial statements (cont’d)

	Year Ended December 31, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	144,063	$1,737,414	97,447	$1,061,286
Shares issued on reinvestment	12,660	150,277	1,348	15,430
Shares repurchased	(5,318)	(63,500)	(7,249)	(81,866)
Net increase	151,405	$1,824,191	91,546	$994,850

Class II
Shares sold	15,474,840	$184,669,010	11,475,474	$125,894,274
Shares issued on reinvestment	1,420,547	16,847,858	156,246	1,787,455
Shares repurchased	(650,774)	(7,637,250)	(342,361)	(3,749,164)
Net increase	16,244,613	$193,879,618	11,289,359	$123,932,565

†For the period April 15, 2020 (inception date) to December 31, 2020.

	Year Ended December 31, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	124,155	$1,392,768	119,343	$1,271,799
Shares issued on reinvestment	6,449	70,040	1,574	17,138
Shares repurchased	(97,598)	(1,083,607)	(24,432)	(258,532)
Net increase	33,006	$379,201	96,485	$1,030,405

Class II
Shares sold	6,874,643	$76,461,291	7,560,270	$80,624,306
Shares issued on reinvestment	678,588	7,356,008	121,551	1,322,480
Shares repurchased	(1,571,562)	(17,597,342)	(143,602)	(1,528,553)
Net increase	5,981,669	$66,219,957	7,538,219	$80,418,233

† For the period April 15, 2020 (inception date) to December 31, 2020.

8. Transactions with affiliated Underlying companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2021. The following transactions were effected in such Underlying Funds for the year ended December 31, 2021.

Aggressive Model Portfolio	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021

		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$14,266,100	243,698	—	—	—	$508,992	—	$57,108	$623,865	$14,889,965

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021

		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$53,232,211	910,325	—	—	—	$1,906,850	—	$215,361	$2,388,638	$55,620,849

66	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Moderate Model Portfolio	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021

		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$36,781,524	630,279	—	—	—	$1,320,881	—	$155,643	$1,728,501	$38,510,025

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021

		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$9,387,276	161,383	—	—	—	$339,607	—	$42,669	$473,203	$9,860,479

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$9,649,045	$32,785,728	$28,387,830	$12,768,347	$6,632,775
Net long-term capital gains	5,018,172	15,531,733	11,815,079	4,233,140	796,252
Total distributions paid	$14,667,217	$48,317,461	$40,202,909	$17,001,487	$7,429,027

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$610,004	$2,405,003	$2,450,019	$1,280,080	$1,025,016
Net long-term capital gains	691,012	1,843,029	1,650,763	523,433	315,335
Total distributions paid	$1,301,016	$4,248,032	$4,100,782	$1,803,513	$1,340,351

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Undistributed ordinary income — net	$393,008	$891,910	$925,902	$518,468	$231,030
Undistributed long-term capital gains — net	2,437,372	7,171,012	3,688,401	775,417	198,487
Total undistributed earnings	$2,830,380	$8,062,922	$4,614,303	$1,293,885	$429,517
Other book/tax temporary differences(a)	(2,115)	(2,984)	(2,943)	(2,357)	(2,152)
Unrealized appreciation
(depreciation)(b)	16,252,524	41,410,586	33,358,140	7,307,828	(535,011)
Total distributable earnings (loss) — net	$19,080,789	$49,470,524	$37,969,500	$8,599,356	$(107,646)

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	67

Notes to financial statements (cont’d)

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

12. Subsequent event

On February 4, 2022, each Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

68	Franklin Templeton Model Portfolio Funds 2021 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio (five of the funds constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2021 and for the period April 15, 2020 (inception date) through December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year ended December 31, 2021, and the changes in their net assets and each of the financial highlights for the year ended December 31, 2021 and for the period April 15, 2020 (inception date) through December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 11, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Model Portfolio Funds 2021 Annual Report	69

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020.

The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

70	Franklin Templeton Model Portfolio Funds

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Franklin Templeton Model Portfolio Funds (the “Portfolios”) are conducted by management under the supervision and subject to the direction of the Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolios is set forth below.

Previously, the mutual funds of Legg Mason Global Asset Management Trust were overseen by one group of Trustees, and the mutual funds of Legg Mason Partners Investment Trust and Legg Mason Partners Variable Equity Trust (collectively, the “Funds”) were overseen by a different group of Trustees. A joint proxy statement was mailed to solicit shareholder approval for the election of a single slate of Trustees. Shareholders approved the proposed Trustees during a joint special meeting of shareholders on June 15, 2021. Effective July 1, 2021, the Trustees listed below oversee all of the Funds.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-6LM-FUND/656-3863.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten*

Year of birth	1951
Position(s) with Trust	Trustee and Chair of the Board
Term of office[1] and length of time served[2]	Since 2014 (Chair of the Board since 2021)
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

Franklin Templeton Model Portfolio Funds	71

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984 and 1977 to 1979)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Arnold L. Lehman

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1982
Principal occupation(s) during the past five years	Senior Advisor, Phillips (auction house) (since 2015); formerly, Fellow, Ford Foundation (2015 to 2016); Director of the Brooklyn Museum (1997 to 2015)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Trustee of American Federation of Arts (since 2002)

72	Franklin Templeton Model Portfolio Funds

Independent Trustees† (cont’d)

Robin J. W. Masters

Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during the past five years	Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Director of HSBC Managed Portfolios Limited and HSBC Specialist Funds Limited (since 2020); formerly, Director of Cheyne Capital lnternational Limited (investment advisory firm) (2005 to 2020); Director/ Trustee of Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc and Western Asset Debt Securities Fund plc. (2007 to 2011)

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, President, Shearson Lehman Asset Management (1991 to 1993), Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

G. Peter O’Brien

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Retired, Trustee Emeritus of Colgate University (since 2005); Board Member, Hill House, Inc. (residential home care) (since 1999); formerly, Board Member, Bridges School (pre-school) (2006 to 2017); Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999)
Number of funds in fund complex overseen by Trustee	Trustee of Legg Mason funds consisting of 60 portfolios; Director/Trustee of the Royce Family of Funds consisting of 16 portfolios
Other board memberships held by Trustee during the past five years	Formerly, Director of TICC Capital Corp. (2003 to 2017)

Franklin Templeton Model Portfolio Funds	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	129
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

74	Franklin Templeton Model Portfolio Funds

Additional Officers (cont’d)

Jenna Bailey

Franklin Templeton

100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s)with Trust	Secretary and Chief Legal Officer
Term of offrce[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of offrce[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U. S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

Franklin Templeton Model Portfolio Funds	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

†	Trustees who are not “interested persons” of the Portfolios within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective January 1, 2021, Ms. Duersten became Chair.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolios, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

76	Franklin Templeton Model Portfolio Funds

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Portfolios hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:

	Pursuant to:	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$5,018,172	$15,531,733	$11,815,079	$4,233,140	$796,252
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$218,936	$658,851	$752,553	$329,854	$148,534

Franklin Templeton Model Portfolio Funds	77

Franklin Templeton

Model Portfolio Funds

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.
#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin Templeton Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Templeton Model Portfolio Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 1-877-6LM-FUND/656-3863.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www. franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN632443 2/22 SR22-4330

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2020 and December 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $379,280 in December 31, 2020 and $379,280 in December 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2020 and $0 in December 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2020 and $159,250 in December 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2020 and $0 in December 31, 2021

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The

Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Variable Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2020 and December 31, 2021; Tax Fees were 100% and 100% for December 31, 2020 and December 31, 2021; and Other Fees were 100% and 100% for December 31, 2020 and December 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $674,925 in December 31, 2020 and $1,558,348 in December 31, 2021.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021

**	Effective January 1, 2021, Ms. Duersten became Chair

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 17, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 17, 2022